Prospectus Supplement
John Hancock Bond Trust (the Trust)
John Hancock ESG Core Bond Fund (the fund)
Supplement dated December 12, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 10-12, 2024, the Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about January 13, 2025 except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business January 13, 2025, may continue to make the fund shares available to new and existing accounts. On or about February 28, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Bond Trust (the Trust)
John Hancock ESG Core Bond Fund (the fund)
Supplement dated December 12, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
At its meeting held on December 10-12, 2024, the Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about January 13, 2025 except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business January 13, 2025, may continue to make the fund shares available to new and existing accounts. On or about February 28, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.